LONG-TERM LOAN (Textual) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 31, 2016 USD ($)
Short-term Debt [Line Items]
Repayments of Long-term Debt		$ 22,000	$ 10,000
Debt Instrument, Collateral Amount				¥ 15,262	$ 2,220
Loan Facility Agreement [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 55,000
Debt Instrument, Interest Rate, Stated Percentage				4.78%	4.78%
Debt Issuance Costs, Net					$ 4,708
Amendment Facility Agreement [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 110,000
Debt Instrument, Term	5 years
Amendment Facility Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.00%	2.00%
Amendment Facility Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.50%	3.50%